Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Fair Value of All Derivative Contracts
Derivatives are recognized on the Consolidated Balance Sheets at their fair values. The following table presents the fair value of derivative instruments outstanding at December 31, 2015:

	Asset		Liability
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Derivatives not designated as hedges:
Foreign exchange forward contracts	Prepaid expenses and other	$1.2	Accounts payable	$1.1
Total derivatives not designated as hedges		$1.2		$1.1
Total derivatives		$1.2		$1.1

The following table presents the fair value of derivative instruments outstanding at December 31, 2014:

	Asset		Liability
	Balance Sheet Classification	Fair Value	Balance Sheet Classification	Fair Value
Derivatives not designated as hedges:
Foreign exchange forward contracts	Prepaid expenses and other	$.6	Accounts payable	$4.9
Total derivatives not designated as hedges		$.6		$4.9
Total derivatives		$.6		$4.9

Impact of Cash Flow Hedges on Accumulated Other Comprehensive Income
For the years ended December 31, 2015 and 2014, treasury lock agreements impacted AOCI as follows:

	2015	2014
Pre-tax net unamortized losses at beginning of year(1)	$(5.9)	$(7.8)
Reclassification of net losses to earnings	1.9	1.9
Pre-tax net unamortized losses at end of year(1)	$(4.0)	$(5.9)